Stock Option Plan (Details) (Stock Options [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of stock option activities
Number of Units, Beginning balance	2,330,134	273,859	273,859
Number of Units, Granted		2,056,275
Number of Units, Ending Balance	2,280,184	2,330,134	273,859	273,859
Weighted Average Exercise Price, Beginning balance	$ 0.96	$ 1.29	$ 1.29
Weighted Average Exercise Price, Granted		$ 0.96
Weighted Average Exercise Price, Ending Balance	$ 0.96	$ 0.96	$ 1.29	$ 1.29
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 2 months 1 day	8 years 10 months 28 days	5 years 6 months 4 days	5 years 6 months 4 days
Weighted Average Remaining Contractual Term (in years), Granted		8 years 10 months 21 days
Aggregate Intrinsic Value, Beginning balance	$ 685,800
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Ending Balance	$ 1,609,035	$ 685,800